Filed pursuant to Rule 497(e)
File Nos. 811-22534 and 333-172947

Versus Capital Multi-Manager Real Estate Income Fund LLC

Supplement dated January 8, 2020 to the
Prospectus dated August 9, 2019

Effective immediately, the prospectus of Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”) is amended as follows:

The second paragraph on the cover page of the Prospectus (page i) is deleted in its entirety and replaced with the following:

The Fund’s primary investment objective is to seek consistent current income, while the Fund’s secondary objectives are capital preservation and long-term capital appreciation. The Fund’s ability to achieve current income and/or long-term capital appreciation will be tempered by the investment objective of capital preservation. Versus Capital Advisors LLC, the Fund’s investment adviser (the “Adviser”), seeks to achieve these objectives by (i) investing the Fund’s assets in private investment funds that themselves invest in real estate (through entities that qualify as real estate investment trusts for federal income tax purposes under the Code (“REITs”)) and in debt investments secured by real estate (collectively, the “Investment Funds”); and (ii) allocating its capital among a select group of institutional asset managers with expertise in managing portfolios of real estate and real estate-related securities (the “Investment Managers”). Under normal circumstances, at least 60% of the Fund’s assets are expected to be invested in Investment Funds, with the balance of the Fund’s assets allocated to Investment Managers and to cash and cash equivalents. The Investment Managers will generally invest the Fund’s assets in domestic and international publicly traded real estate securities, such as common and preferred stock of publicly listed REITs and publicly traded real estate debt securities (cumulatively referred to hereafter as the “Real Estate Securities” and together with the Investment Funds as “Real Estate-Related Investments”). On an overall basis, approximately 90% of the Investment Fund assets will be held in REITs. Furthermore, the Fund will typically limit its exposure to debt investments secured by real estate and held in Investment Funds through entities that do not qualify as REITs to less than 10% of its total assets. Investment Funds typically accept investments on a continuous basis, have quarterly repurchases, and do not have a defined termination date. See “Investment Strategies of Investment Funds and Investment Managers” for additional information regarding guidelines applicable to the Investment Funds. Under normal market conditions, the Fund will invest at least 80% of its assets in Real Estate-Related Investments. In certain circumstances or market environments the Fund may reduce its investment in Real Estate-Related Investments and hold a larger position in cash or cash equivalents and/or deviate from the allocation ranges to Investment Funds and Investment Managers described above.

The paragraph beside the heading “The Fund” on page 1 of the Prospectus is deleted in its entirety and replaced with the following:

Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end investment management company that is operated as an interval fund. Shares of beneficial interest of the Fund (the “Shares”) will be continuously offered under the Securities Act of 1933, as amended (the “Securities Act”). Shares of the Fund have no history of public trading, nor is it intended that such shares will be listed on a public exchange, and therefore should be treated by investors as an illiquid investment (see “Risk Factors” below in this Prospectus). However, limited liquidity will be available through quarterly repurchases of Shares by the Fund of at least five percent (5%) of the outstanding Shares each quarter pursuant to a repurchase policy under Rule 23c-3 under the Investment Company Act. Currently, the Fund’s Board of Directors (the “Board”) has authorized the Fund to repurchase up to 8% of the outstanding Shares each quarterly period. This amount may be adjusted by the Board at any time to an amount no less than 5% nor more than 25% of the outstanding Shares. The Fund has elected to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).

The Fund’s primary investment objective is to seek consistent current income, while the Fund’s secondary objectives are capital preservation and long-term capital appreciation. The Fund’s ability to achieve current income and/or long-term capital appreciation will be tempered by the investment objective of capital preservation. Versus Capital Advisors LLC, the Fund’s investment adviser (the “Adviser”), seeks to achieve these objectives by (i) investing the Fund’s assets in private investment funds that themselves invest in real estate (through entities that qualify as real estate investment trusts for federal income tax purposes under the Code (“REITs”)) and in debt investments secured by real estate (collectively, the “Investment Funds”); and (ii) allocating its capital among a select group of institutional asset managers with expertise in managing portfolios of real estate and real estate-related securities (the “Investment Managers”). Under normal circumstances, at least 60% of the Fund’s assets are expected to be invested in Investment Funds, with the balance of the Fund’s assets allocated to Investment Managers and to cash and cash equivalents. The Investment Managers will generally invest the Fund’s assets in domestic and international publicly traded real estate securities, such as common and preferred stock of publicly listed REITs and publicly traded real estate debt securities (cumulatively referred to hereafter as the “Real Estate Securities” and together with the Investment Funds as “Real Estate-Related Investments”). On an overall basis, approximately 90% of the Investment Fund assets will be held in REITs. Furthermore, the Fund will typically limit its exposure to debt investments secured by real estate and held in Investment Funds through entities that do not qualify as REITs to less than 10% of its total assets. Investment Funds typically accept investments on a continuous basis, have quarterly repurchases, and do not have a defined termination date. See “Investment Strategies of Investment Funds and Investment Managers” for additional information regarding guidelines applicable to the Investment Funds. Under normal market conditions, the Fund will invest at least 80% of its assets in income producing Real Estate-Related Investments. In certain circumstances or market environments the Fund may reduce its investment in Real Estate-Related Investments and hold a larger position in cash or cash equivalents and/or deviate from the allocation ranges to Investment Funds and Investment Managers described above. The Fund will not invest in Investment Funds that hold themselves out or otherwise operate as “hedge funds.”

The second to last sentence in the paragraph with the heading “Investment Fund Review” on each of page 5 and page 47 of the Prospectus, the sixth sentence in the paragraph beside the heading “Investment Strategies of Investment Funds and Investment Managers” on page 6 of the Prospectus, the fourth to last sentence in the paragraph in footnote (6) of the “SUMMARY OF FUND EXPENSES” section on page 24 of the Prospectus, the last sentence in the third paragraph under the heading “Selection of Investment Funds and Investment Managers” on page 47 of the Prospectus, and third to last sentence in the last paragraph under the heading “Investment Strategies of Investment Funds and Investment Managers” on page 49 of the Prospectus are each deleted in their entirety and replaced with the following:

The Fund will not invest in Investment Funds that charge an uncapped performance or incentive fee, but may invest in Investment Funds that have a variable fee tied to performance, as long as the variable fee is capped so the maximum fee would be known by the Adviser.

The first sentence after the bulleted heading “Approval of Sub-Advisory Relationships” on page 17 of the Prospectus and the first sentence under the heading “Approval of Sub-Advisory Relationships” on page 30 of the Prospectus are each deleted in their entirety and replaced with the following:

The Fund and the Adviser have entered into sub-advisory relationships with certain Investment Managers to sub-advise a portion of the Fund’s assets to be invested in Real Estate Securities.

The second sentence in the second paragraph under the heading “Investment Objectives, Strategies and Investment Features” on page 3 of the Prospectus and the first sentence in the ninth paragraph under the heading “Investment Objectives, Strategies and Investment Features” on page 46 of the Prospectus are each deleted in their entirety and replaced with the following:

None of the Investment Managers are affiliated with the Adviser and none of the Investment Funds are sponsored or managed by the Adviser or its affiliates.

Filed pursuant to Rule 497(e)
File Nos. 811-22534 and 333-172947

Versus Capital Multi-Manager Real Estate Income Fund LLC

Supplement dated January 8, 2020 to the
Statement of Additional Information dated August 9, 2019

Effective immediately, the Statement of Additional Information (“SAI”) of Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”) is amended as follows:

The first paragraph under the heading “Investment Fund Equity” on page 3 of the SAI is deleted in its entirety and replaced with the following:

Versus Capital Advisors LLC, the Fund’s investment adviser (the “Adviser”), seeks to achieve the Fund’s objectives by (i) investing the Fund’s assets in private investment funds that themselves invest in real estate (through entities that qualify as real estate investment trusts for federal income tax purposes under the Code (“REITs”)) and in debt investments secured by real estate (collectively, the “Investment Funds”); and (ii) allocating its capital among a select group of institutional asset managers with expertise in managing portfolios of real estate and real estate-related securities (the “Investment Managers”). Under normal circumstances, at least 60% of the Fund’s assets are expected to be invested in Investment Funds, with the balance of the Fund’s assets allocated to Investment Managers and to cash and cash equivalents. The Investment Managers will generally invest the Fund’s assets in domestic and international publicly traded real estate securities, such as common and preferred stock of publicly listed REITs and publicly traded real estate debt securities (cumulatively referred to hereafter as the “Real Estate Securities” and together with the Investment Funds as “Real Estate-Related Investments”). On an overall basis, approximately 90% of the Investment Fund assets will be held in REITs. Furthermore, the Fund will typically limit its exposure to debt investments secured by real estate and held in Investment Funds through entities that do not qualify as REITs to less than 10% of its total assets. Investment Funds typically accept investments on a continuous basis, have quarterly repurchases, and do not have a defined termination date. See the Prospectus for additional information regarding guidelines applicable to the Investment Funds. Under normal market conditions, the Fund will invest at least 80% of its assets in income producing Real Estate-Related Investments. In certain circumstances or market environments the Fund may reduce its investment in Real Estate-Related Investments and hold a larger position in cash or cash equivalents and/or deviate from the allocation ranges to Investment Funds and Investment Managers described above. The Fund will not invest in Investment Funds that hold themselves out or otherwise operate as “hedge funds.”

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